Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies, Changes In Accounting Estimates and Errors [Abstract]
Schedule of disclosure of detailed information about intangible assets
A summary of the useful life applied to the Company’s intangible assets is as follows:

Trademarks	3 years, Indefinite
Customer relationships	4 years
Purchased technology	10 years
Development costs	3 years
Software	5 years
Gaming license	5 - 10 years

Schedule of disclosure of detailed information about property, plant and equipment	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Building	2 - 10 years
Property and equipment as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$449	$(82)	$367
Office equipment	1,817	(1,100)	717
Total	$2,266	$(1,182)	$1,084

	December 31, 2024
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$346	$(346)	$—
Office equipment	$1,370	$(826)	$544
Construction in Progress	$481	$—	$481
Total	$2,197	$(1,172)	$1,025
Changes in property, plant, and equipment for the years ended December 31, 2025, 2024 and 2023 are as follows (in thousands):

	December 31, 2025
	Facilities	Office equipment	Construction in Progress	Total
Beginning balance	$—	$544	$481	$1,025
Acquisition	26	164	—	190
Acquisition in business combination	—	255	—	255
Transfers	486	—	(486)	—
Disposal	—	(19)	—	(19)
Depreciation	(82)	(238)	—	(320)
Foreign exchange differences	(63)	11	5	(47)
Ending balance	$367	$717	$—	$1,084

	December 31, 2024
	Facilities	Office equipment	Construction in Progress	Total
Beginning balance	$—	$444	$—	$444
Acquisition	—	323	481	804
Disposal	—	(13)	—	(13)
Depreciation	—	(187)	—	(187)
Foreign exchange differences	—	(23)	—	(23)
Ending balance	$—	$544	$481	$1,025

	December 31, 2023
	Facilities	Office equipment	Total
Beginning balance	$—	$436	$436
Acquisition	—	179	179
Acquisition in business combination	—	34	34
Disposal	—	(8)	(8)
Depreciation	—	(195)	(195)
Foreign exchange differences	—	(2)	(2)
Ending balance	$—	$444	$444